Average Annual Total Returns - FidelitySeriesRealEstateIncomeFund-PRO - FidelitySeriesRealEstateIncomeFund-PRO - Fidelity Series Real Estate Income Fund	Sep. 28, 2024
Fidelity Series Real Estate Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	8.29%
Past 5 years	5.23%
Past 10 years	5.53%
Fidelity Series Real Estate Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	5.29%
Past 5 years	2.82%
Past 10 years	3.26%
Fidelity Series Real Estate Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.05%
Past 5 years	3.21%
Past 10 years	3.58%
ML038
Average Annual Return:
Past 1 year	13.47%
Past 5 years	5.19%
Past 10 years	4.51%
F1677
Average Annual Return:
Past 1 year	11.28%
Past 5 years	3.56%
Past 10 years	4.45%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
LB091
Average Annual Return:
Past 1 year	6.17%
Past 5 years	1.44%
Past 10 years	2.08%